Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Earnings Per Share [Abstract]
Schedule of Earnings Per Share

Earnings per share consist of the following:

	For the 6 months ended September 30, 2025	For the 6 months ended September 30, 2024
	(US$)	(US$)
Profit/(Loss) for the year available to common shareholders other than Minority Interest	$278,641	$648,972
Weighted average number of common shares	26,000	2,087
Par value	$0.01	$0.01
Earnings/(loss) per common share:
Basic earnings/(loss) per common share	$10.72	$280.91
Diluted earnings/(loss) per common share	$10.72	$280.91

Earnings per share consist of the following for the years ended March 31, 2025, March 31, 2024 and March 31, 2023:

	As of March 31, 2025	As of March 31, 2024	As of March 31, 2023
	($US)	($US)	($US)
(Loss)/profit for the year available to common shareholders	$694,584	$287,669	$(2,348,103)
Weighted average number of common shares	5,688,206	967,510	613,481
Par value	$0.01	$0.01	$0.01
Earnings/(loss) per common share:
Basic earnings/(loss) per common share	$0.12	$0.30	$(3.83)
Diluted earnings/(loss) per common share	$0.12	$0.30	$(3.83)